UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 028-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, Person Signing this Report on Behalf are considered integral parts of this form. of Reporting Manager:

Name:   Richard E. Carlson
Title:  Managing Director
Phone:  (302) 234-5750


Signature, Place and Date of Signing:

/s/ Richard E. Carlson             Hockessin, DE             August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


List of Other Managers Reporting for this Manager:

     Form 13F File Number              Name

     028-02635                         Gardner, Russo & Gardner
     028-04558                         Parametric Portfolio Associates
     028-10779                         New Generation Advisers Inc.
     028-12210                         Bares Capital Management
     028-00154                         Ruane, Cunnif & Goldfarb

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  3

Form 13F Information Table Value Total:  $8,328
                                        (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



                                                  FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN  2   COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8

                              TITLE                  VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED  NONE
--------------                ---------  ------      ---------  -------  --- ----   -----------  ---------  -----  ------- ----
ABBOTT LABS                   COM        002824100   4,735      73,443   SH         SOLE         NONE      73,443
BERKSHIRE HATHAWAY INC DEL    CL A       084670108   3,249          26   SH         SOLE         NONE          26
EXXON MOBIL CORP              COM        30231G102     344       4,022   SH         SOLE         NONE       4,022



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